UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D. C.  20549

FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:	December 31, 2007
Check here if Amendment  [ ];  Amendment Number:
This Amendment (check only one): 	[ ] is a restatement.
					[ ] adds new holdings entries

Institutional Investment Manager Filing this Report:

Name: Foyston, Gordon & Payne Inc.
Address: 1 Adelaide Street East, Suite 2600, Toronto, Ontario, Canada, M5C 2V9

13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represents that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person signing this report on behalf of reporting  manager:

Name:	Drew Curry
Title:  Compliance Officer
Phone:  416-362-4725
Signature, Place and Date of Signing:

Drew Curry,	Toronto, Ontario, January 16, 2008

Report Type (Check only one):
[x]	13F Holdings Report
[ ]	13F Notice
[ ]	13F Combination Report

List of other managers reporting for this manager:

I am signing this report as required by the Securities Exchange Act of 1934.

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other included Managers:		0
Form 13F Information Table Entry Total:		39
Form 13F Information Table Value Total:	        $828,163(x 1000)



List of Other Included Managers:

No.	13F File Number	Name


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                                                                  FORM 13F INFORMATION TABLE

                       TITLE                    VALUE     SHARES/   SH/   PUT/  INVSTMT OTHER       VOTING AUTHORITY
   NAME OF ISSUER      OF CLASS    CUSIP       (x$1000)   PRN AMT   PRN   CALL  DSCRETN MANAGERS  SOLE  SHARED  NONE

3M Co.			COM	88579Y101	$35,267	 418,255    SH		Sole		 418,255
Aflac Inc.		COM	1055102		$6,255	 99,865	    SH		Sole		 99,865
American Intl. Group	COM	26874107	$31,872	 546,698    SH		Sole		 546,698
Apache Corp		COM	37411105	$33,975	 315,927    SH		Sole		 315,927
Archer-Daniels-Midland 	COM	39483102	$27,947	 601,910    SH		Sole		 601,910
Bank of America Corp.	COM	60505104	$51,013	 1,236,388  SH		Sole		 1,236,388
Chevron Corp.		COM	166764100	$23,762	 254,600    SH		Sole		 254,600
Citigroup Inc.		COM	172967101	$31,838	 1,081,464  SH		Sole		 1,081,464
Comcast Corp CL A	COM	20030N101	$41,581	 2,277,159  SH		Sole		 2,277,159
Cox Radio Inc-Cl A	COM	224051102	$11,485	 945,255    SH		Sole		 945,255
Dell Inc.		COM	24702R101	$10,627	 433,560    SH		Sole		 433,560
Du Pont(E.I.)De Nemours	COM	263534109	$26,565	 602,515    SH		Sole		 602,515
Duke Energy Corporation	COM	26441C105	$24,253	 1,202,428  SH		Sole		 1,202,428
Exxon Mobil Corporation	COM	30231G102	$23,052	 246,050    SH		Sole		 246,050
Fiserv Inc.		COM	337738108	$29,107	 524,542    SH		Sole		 524,542
General Electric Co.	COM	369604103	$35,445	 956,174    SH		Sole		 956,174
Group 1 Automotive	COM	398905109	$3,759	 158,270    SH		Sole		 158,270
H&R Block Inc.		COM	93671105	$9,853	 530,580    SH		Sole		 530,580
Home Depot Inc		COM	437076102	$24,807	 920,836    SH		Sole		 920,836
Hubbell Inc. Cl B	COM	443510201	$17,731	 343,625    SH		Sole		 343,625
Int'l Flav.& Fragrances	COM	459506101	$16,509	 343,010    SH		Sole		 343,010
Intel Corp.		COM	458140100	$11,320	 424,610    SH		Sole		 424,610
K-Swiss Inc Cl A	COM	482686102	$7,315	 404,155    SH		Sole		 404,155
Keycorp			COM	493267108	$14,106	 601,540    SH		Sole		 601,540
Kimberly-Clark Corp.	COM	494368103	$31,406	 452,922    SH		Sole		 452,922
Lexmark Intl Inc-A	COM	529771107	$13,306	 381,711    SH		Sole		 381,711
Louisiana-Pacific Corp	COM	546347105	$10,977	 802,434    SH		Sole		 802,434
Manpower Inc.		COM	56418H100	$8,861	 155,736    SH		Sole		 155,736
Merck & Company Inc.	COM	589331107	$36,975	 636,290    SH		Sole		 636,290
Moody's Corp		COM	615369105	$21,592	 604,812    SH		Sole		 604,812
NBTY Inc.		COM	628782104	$3,971	 144,920    SH		Sole		 144,920
Nabors Industries Ltd	COM	2963372		$26,304	 960,339    SH		Sole		 960,339
Pfizer Inc.		COM	717081103	$50,768	 2,233,522  SH		Sole		 2,233,522
Progressive Corp	COM	743315103	$12,782	 667,139    SH		Sole		 667,139
Quaker Chemical Corp.	COM	747316107	$2,090	 95,140	    SH		Sole		 95,140
Qualcomm Inc		COM	747525103	$23,063	 586,109    SH		Sole		 586,109
Timberland Co. Cl A	COM	887100105	$11,559	 639,313    SH		Sole		 639,313
Unum Group		COM	91529Y106	$13,900	 584,279    SH		Sole		 584,279
Werner Enterprises Inc.	COM	950755108	$11,164	 655,542    SH		Sole		 655,542


